Financial instruments - Movements in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Impairment provision of accounts receivable at the beginning of the year	$ 6,497	$ 7,875	$ 10,193
Impairment loss on accounts receivable for the period recognized in results	(976)	(639)	(202)
Write-off of receivables	0	(2,154)	(1,351)
Difference in exchange rate	(165)	1,415	(765)
Impairment provision of Accounts Receivable Provision at the end of the year	5,356	6,497	7,875
Trade and other receivables	1,091	2,396	3,245
Current other receivables	4,018	3,433	3,830
Trade receivables with related parties	247	668	800
Recovery of Insurrance	0	0	0
Impairment provision of Accounts Receivable	$ 5,356	$ 6,497	$ 7,875